iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 85,380 $ 15,684,306
a
Consumer Staples Distribution & Retail  —  0 .0%
Maplebear, Inc.
(a) (b)
........................ 30,254 740,315
a
Electrical Equipment  —  0 .2%
Vertiv Holdings Co. , Class A ................. 495,767 27,926,555
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 840,947 85,019,742
Arrow Electronics, Inc.
(a)
.................... 79,994 8,891,333
Avnet, Inc. ............................. 132,057 5,982,182
CDW Corp. ............................. 195,289 44,275,922
Coherent Corp.
(a) (b)
........................ 187,531 8,915,224
Corning, Inc. ............................ 1,094,320 35,554,457
IPG Photonics Corp.
(a)
..................... 42,430 4,153,473
Jabil, Inc. .............................. 180,118 22,566,984
TD SYNNEX Corp. ........................ 83,731 8,371,425
223,730,742
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a) (b)
..................... 512,303 9,103,624
a
Hotels, Restaurants & Leisure  —  0 .3%
DoorDash, Inc. , Class A
(a) (b)
.................. 440,664 45,917,189
a
Interactive Media & Services  —  13 .9%
Alphabet, Inc. , Class A
(a)
.................... 5,262,538 737,281,574
Alphabet, Inc. , Class C , NVS
(a)
................ 4,444,961 630,295,470
IAC, Inc.
(a)
.............................. 105,599 5,302,126
Match Group, Inc.
(a)
....................... 400,598 15,374,951
Meta Platforms, Inc. , Class A
(a)
................ 1,540,803 601,128,882
Pinterest, Inc. , Class A
(a)
.................... 843,871 31,619,846
ZoomInfo Technologies, Inc.
(a)
................ 434,564 6,970,407
2,027,973,256
a
IT Services  —  4 .7%
Akamai Technologies, Inc.
(a)
.................. 215,755 26,587,489
Amdocs Ltd. ............................ 168,902 15,484,935
Cloudflare, Inc. , Class A
(a) (b)
.................. 418,228 33,060,923
Cognizant Technology Solutions Corp. , Class A ..... 732,217 56,468,575
DXC Technology Co.
(a) (b)
.................... 293,786 6,404,535
EPAM Systems, Inc.
(a)
...................... 80,317 22,336,961
Gartner, Inc.
(a)
........................... 110,903 50,731,468
Globant SA
(a)
............................ 59,538 14,039,656
GoDaddy, Inc. , Class A
(a)
.................... 212,060 22,618,320
International Business Machines Corp. .......... 1,311,050 240,787,443
Kyndryl Holdings, Inc.
(a)
..................... 323,418 6,636,537
MongoDB, Inc. , Class A
(a)
................... 96,327 38,580,890
Okta, Inc. , Class A
(a)
....................... 220,826 18,251,269
Snowflake, Inc. , Class A
(a)
................... 453,468 88,716,480
Twilio, Inc. , Class A
(a) (b)
..................... 243,082 17,095,957
VeriSign, Inc.
(a)
.......................... 128,255 25,507,354
683,308,792
a
Professional Services  —  0 .8%
CACI International, Inc. , Class A
(a)
............. 31,635 10,873,899
Clarivate PLC
(a) (b)
......................... 669,052 5,981,325
Concentrix Corp. ......................... 63,888 5,677,727
Dayforce, Inc.
(a) (b)
......................... 211,664 14,714,881
Dun & Bradstreet Holdings, Inc. ............... 387,229 4,487,984
KBR, Inc. .............................. 192,522 10,032,321
Leidos Holdings, Inc. ...................... 197,180 21,782,475
Paycom Software, Inc. ..................... 74,608 14,193,426
Security Shares Value
a
Professional Services (continued)
Paycor HCM, Inc.
(a) (b)
...................... 92,908 $ 1,805,202
Science Applications International Corp. ......... 76,399 9,753,096
SS&C Technologies Holdings, Inc. ............. 313,899 19,154,117
118,456,453
a
Semiconductors & Semiconductor Equipment  —  24 .3%
Advanced Micro Devices, Inc.
(a)
............... 2,312,817 387,836,283
Allegro MicroSystems, Inc.
(a) (b)
................ 106,713 2,768,135
Analog Devices, Inc. ....................... 718,535 138,217,393
Applied Materials, Inc. ..................... 1,205,607 198,081,230
Broadcom, Inc. .......................... 441,765 521,282,700
Cirrus Logic, Inc.
(a)
........................ 80,186 6,190,359
Entegris, Inc. ............................ 215,700 25,387,890
GlobalFoundries, Inc.
(a) (b)
.................... 113,934 6,264,091
Intel Corp. ............................. 6,088,693 262,300,894
KLA Corp. .............................. 197,921 117,572,991
Lam Research Corp. ...................... 189,880 156,683,280
Lattice Semiconductor Corp.
(a) (b)
............... 196,750 11,974,205
Marvell Technology, Inc.
(b)
................... 1,232,545 83,443,296
Microchip Technology, Inc. ................... 775,691 66,073,359
Micron Technology, Inc. ..................... 1,576,854 135,215,230
Monolithic Power Systems, Inc. ............... 66,172 39,883,188
NVIDIA Corp. ........................... 1,314,599 808,833,327
ON Semiconductor Corp.
(a) (b)
................. 621,374 44,198,333
Qorvo, Inc.
(a)
............................ 141,390 14,102,239
QUALCOMM, Inc. ........................ 1,609,724 239,060,111
Skyworks Solutions, Inc. .................... 229,697 23,994,149
Teradyne, Inc. ........................... 221,457 21,390,532
Texas Instruments, Inc. ..................... 1,309,782 209,722,294
Universal Display Corp. .................... 67,191 11,407,016
Wolfspeed, Inc.
(a) (b)
........................ 179,538 5,843,962
3,537,726,487
a
Software  —  37 .3%
Adobe, Inc.
(a)
............................ 613,797 379,191,511
Alteryx, Inc. , Class A
(a) (b)
.................... 87,039 4,130,871
ANSYS, Inc.
(a)
........................... 124,922 40,953,179
AppLovin Corp. , Class A
(a) (b)
.................. 303,378 12,477,937
Aspen Technology, Inc.
(a) (b)
................... 39,673 7,616,819
Atlassian Corp. , Class A
(a)
................... 223,379 55,793,373
Autodesk, Inc.
(a) (b)
......................... 309,962 78,671,455
Bentley Systems, Inc. , Class B ................ 280,931 14,158,922
Cadence Design Systems, Inc.
(a)
.............. 389,977 112,492,765
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 285,968 3,142,788
Confluent, Inc. , Class A
(a) (b)
.................. 268,946 6,013,633
Crowdstrike Holdings, Inc. , Class A
(a)
............ 307,824 90,038,520
Datadog, Inc. , Class A
(a)
.................... 393,427 48,958,056
DocuSign, Inc.
(a)
......................... 290,927 17,723,273
Dolby Laboratories, Inc. , Class A .............. 85,430 7,106,067
DoubleVerify Holdings, Inc.
(a) (b)
................ 196,430 7,859,164
Dropbox, Inc. , Class A
(a) (b)
................... 372,857 11,812,110
Dynatrace, Inc.
(a)
......................... 347,289 19,795,473
Elastic NV
(a)
............................ 114,550 13,409,223
Five9, Inc.
(a)
............................ 102,775 7,796,512
Fortinet, Inc.
(a) (b)
.......................... 946,667 61,050,555
Gen Digital, Inc. .......................... 800,724 18,801,000
Gitlab, Inc. , Class A
(a)
...................... 127,068 9,035,806
Guidewire Software, Inc.
(a) (b)
.................. 117,788 13,154,564
HashiCorp, Inc. , Class A
(a) (b)
.................. 138,512 3,027,872
HubSpot, Inc.
(a)
.......................... 65,729 40,160,419
Informatica, Inc. , Class A
(a) (b)
................. 60,448 1,813,440
Intuit, Inc.
(b)
............................. 394,169 248,850,715
Manhattan Associates, Inc.
(a)
................. 89,010 21,590,266
Microsoft Corp. .......................... 6,290,915 2,501,141,986

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
nCino, Inc.
(a) (b)
........................... 99,157 $ 3,121,462
NCR Voyix Corp.
(a) (b)
....................... 181,944 2,674,577
Nutanix, Inc. , Class A
(a)
..................... 350,930 19,722,266
Oracle Corp. ............................ 2,226,093 248,654,588
Palantir Technologies, Inc. , Class A
(a)
........... 2,744,345 44,156,511
Palo Alto Networks, Inc.
(a) (b)
.................. 434,846 147,199,719
Pegasystems, Inc. ........................ 59,589 2,904,368
Procore Technologies, Inc.
(a)
................. 114,926 8,204,567
PTC, Inc.
(a)
............................. 165,493 29,896,310
RingCentral, Inc. , Class A
(a) (b)
................. 121,261 4,109,535
Roper Technologies, Inc. .................... 152,468 81,875,316
Salesforce, Inc.
(a)
......................... 1,365,738 383,895,294
SentinelOne, Inc. , Class A
(a)
.................. 337,423 9,042,936
ServiceNow, Inc.
(a)
........................ 293,767 224,849,262
Smartsheet, Inc. , Class A
(a)
.................. 184,737 8,307,623
Splunk, Inc.
(a)
........................... 223,756 34,317,458
Synopsys, Inc.
(a)
......................... 219,153 116,885,253
Teradata Corp.
(a)
......................... 144,561 6,675,827
Tyler Technologies, Inc.
(a)
................... 60,126 25,418,267
UiPath, Inc. , Class A
(a) (b)
.................... 549,527 12,628,130
Unity Software, Inc.
(a) (b)
..................... 420,527 13,625,075
Workday, Inc. , Class A
(a)
.................... 289,514 84,268,840
Zoom Video Communications, Inc. , Class A
(a)
...... 367,430 23,739,652
Zscaler, Inc.
(a) (b)
.......................... 127,848 30,129,938
5,424,071,048
a
Technology Hardware, Storage & Peripherals  —  16 .7%
Apple, Inc. ............................. 12,444,276 2,294,724,495
Hewlett Packard Enterprise Co. ............... 1,846,923 28,239,453
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 1,243,851 $ 35,710,962
NetApp, Inc. ............................ 304,487 26,551,266
Pure Storage, Inc. , Class A
(a)
................. 409,375 16,370,906
Western Digital Corp.
(a)
..................... 468,476 26,820,251
2,428,417,333
a
Total Long-Term Investments — 99.9%
(Cost: $ 10,898,643,713 ) .............................. 14,543,056,100
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 185,833,985 185,945,486
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 16,054,369 16,054,369
a
Total Short-Term Securities — 1.4%
(Cost: $ 201,910,635 ) ................................ 201,999,855
Total Investments — 101.3%
(Cost: $ 11,100,554,348 ) .............................. 14,745,055,955
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (189,237,762)
Net Assets — 100.0% ................................. $ 14,555,818,193
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 172,354,320  $ 13,536,177
(a)
$ —  $ 11,791  $ 43,198  $ 185,945,486  185,833,985  $ 462,343
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 12,704,612  3,349,757
(a)
—  —  —  16,054,369  16,054,369  579,065  —
$ 11,791  $ 43,198
$ 201,999,855
$ 1,041,408  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 16 03/15/24 $ 1,596 $ 111,568
E-Mini Technology Select Sector Index ....................................................... 50 03/15/24 10,023 580,244
$ 691,812
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,543,056,100  $ —  $ —  $ 14,543,056,100
Short-Term Securities
Money Market Funds ...................................... 201,999,855  —  —  201,999,855
$ 14,745,055,955  $ —  $ —  $ 14,745,055,955
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 691,812  $ —  $ —  $ 691,812
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares